Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	6 Months Ended
Jun. 30, 2022 shares € / shares
Restricted Stock Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	259,714
Granted	345,196
Exercised	(5,190)
Forfeited	(903)
Ending balance	598,817
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	2,470,295
Granted	742,500
Exercised	(22,045)
Forfeited	0
Ending balance	3,190,750
Beginning balance, Weighted average | € / shares	€ 9.18
Granted , Weighted average | € / shares	16.12
Exercised , Weighted average | € / shares	2.38
Forfeited , Weighted average | € / shares	0
Ending balance , Weighted average | € / shares	€ 10.84